Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Principles Of Consolidation	Principles of consolidation The consolidated financial statements include the accounts of all majority-owned subsidiaries.
Use Of Estimates

Use of estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions about future events. These estimates and assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and the reported amounts of revenue and expenses. Such estimates include the valuation of accounts receivable, inventories, outsourcing assets, marketable software, goodwill and other long-lived assets, legal contingencies, indemnifications, and assumptions used in the calculation for systems integration projects, income taxes and retirement and other post-employment benefits, among others. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Management adjusts such estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Cash Equivalents

Cash equivalents All short-term investments purchased with a maturity of three months or less and certificates of deposit which may be withdrawn at any time at the discretion of the company without penalty are classified as cash equivalents.

Inventories	Inventories Inventories are valued at the lower of cost or market. Cost is determined on the first-in, first-out method.
Properties

Properties Properties are carried at cost and are depreciated over the estimated lives of such assets using the straight-line method. The estimated lives used, in years, are as follows: buildings, 20 – 50; machinery and office equipment, 4 – 7; rental equipment, 4; and internal-use software, 3 – 10.

Advertising Costs	Advertising costs All advertising costs are expensed as incurred. The amount charged to expense during 2014, 2013 and 2012 was $8.0 million, $2.5 million and $3.1 million, respectively.
Shipping And Handling	Shipping and handling Costs related to shipping and handling is included in cost of revenue.
Revenue Recognition

Revenue recognition Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the fee is fixed or determinable, and collectability is probable.

Revenue from hardware sales with standard payment terms is recognized upon the passage of title and the transfer of risk of loss. Outside the United States, the company recognizes revenue even if it retains a form of title to products delivered to customers, provided the sole purpose is to enable the company to recover the products in the event of customer payment default and the arrangement does not prohibit the customer’s use of the product in the ordinary course of business.

Revenue from software licenses with standard payment terms is recognized at the inception of the initial license term and upon execution of an extension to the license term.

The company also enters into multiple-element arrangements, which may include any combination of hardware, software or services. For example, a client may purchase an enterprise server that includes operating system software. In addition, the arrangement may include post-contract support for the software and a contract for post-warranty maintenance for service of the hardware. These arrangements consist of multiple deliverables, with hardware and software delivered in one reporting period and the software support and hardware maintenance services delivered across multiple reporting periods. In another example, the company may provide desktop managed services to a client on a long term multiple year basis and periodically sell hardware and software products to the client. The services are provided on a continuous basis across multiple reporting periods and the hardware and software products are delivered in one reporting period. To the extent that a deliverable in a multiple-deliverable arrangement is subject to specific guidance, that deliverable is accounted for in accordance with such specific guidance. Examples of such arrangements may include leased hardware which is subject to specific leasing guidance or software which is subject to specific software revenue recognition guidance.

In these transactions, the company allocates the total revenue to be earned under the arrangement among the various elements based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (VSOE) if available, third party evidence (TPE) if VSOE is not available, or the best estimated selling price (ESP) if neither VSOE nor TPE is available. VSOE of selling price is based upon the normal pricing and discounting practices for those products and services when sold separately. TPE of selling price is based on evaluating largely similar and interchangeable competitor products or services in standalone sales to similarly situated customers. ESP is established considering factors such as margin objectives, discounts off of list prices, market conditions, competition and other factors. ESP represents the price at which the company would transact for the deliverable if it were sold by the company regularly on a standalone basis.

As mentioned above, some of the company’s multiple-element arrangements may include leased hardware which is subject to specific leasing guidance. Revenue under these arrangements is allocated considering the relative selling prices of the lease and non-lease elements. Lease deliverables include hardware, financing, maintenance and other executory costs, while non-lease deliverables generally consist of non-maintenance services. The amount of revenue allocated to the lease deliverables begins by allocating revenue to maintenance and other executory costs plus a profit thereon. These elements are generally recognized over the term of the lease. The remaining amounts are allocated to the hardware and financing elements. The amount allocated to hardware is recognized as revenue monthly over the term of the lease for those leases which are classified as operating leases and at the inception of the lease term for those leases which are classified as sales-type leases. The amount of finance income attributable to sales-type leases is recognized on the accrual basis using the effective interest method.

For multiple-element arrangements that involve the licensing, selling or leasing of software, for software and software-related elements, the allocation of revenue is based on VSOE. There may be cases in which there is VSOE of fair value of the undelivered elements but no such evidence for the delivered elements. In these cases, the residual method is used to allocate the arrangement consideration. Under the residual method, the amount of consideration allocated to the delivered elements equals the total arrangement consideration less the aggregate VSOE of fair value of the undelivered elements.

For multiple-element arrangements that include products or services that (a) do not include the licensing, selling or leasing of software, or (b) contain software that is incidental to the products or services as a whole or (c) contain software components that are sold, licensed or leased with tangible products when the software components and non-software components (i.e., the hardware and software) of the tangible product function together to deliver the tangible product’s essential functionality (e.g., sales of the company’s enterprise-class servers including hardware and software), or some combination of the above, the allocation of revenue is based on the relative selling prices of each of the deliverables in the arrangement based on the selling price hierarchy, discussed above.

For multiple-element arrangements that include both software and non-software deliverables, the company allocates arrangement consideration to the software group and to the non-software group based on the relative selling prices of the deliverables in the arrangement based on the selling price hierarchy discussed above. For the software group, arrangement consideration is further allocated using VSOE as described above.

The company recognizes revenue on delivered elements only if: (a) any undelivered products or services are not essential to the functionality of the delivered products or services, (b) the company has an enforceable claim to receive the amount due in the event it does not deliver the undelivered products or services, (c) there is evidence of the selling price for each undelivered products or services, and (d) the revenue recognition criteria otherwise have been met for the delivered elements. Otherwise, revenue on delivered elements is recognized as the undelivered elements are delivered.

The company evaluates each deliverable in an arrangement to determine whether it represents a separate unit of accounting. A delivered element constitutes a separate unit of accounting when it has standalone value and there is no customer-negotiated refund or return right for the delivered elements. If these criteria are not met, the deliverable is combined with the undelivered elements and the allocation of the arrangement consideration and revenue recognition are determined for the combined unit as a single unit.

Revenue from hardware sales and software licenses with extended payment terms is recognized as payments from customers become due (assuming that all other conditions for revenue recognition have been satisfied).

Revenue for operating leases is recognized on a monthly basis over the term of the lease and for sales-type leases at the inception of the lease term.

Revenue from equipment and software maintenance and post-contract support is recognized on a straight-line basis as earned over the terms of the respective contracts. Cost related to such contracts is recognized as incurred.

Revenue and profit under systems integration contracts are recognized either on the percentage-of-completion method of accounting using the cost-to-cost method, or when services have been performed, depending on the nature of the project. For contracts accounted for on the percentage-of-completion basis, revenue and profit recognized in any given accounting period are based on estimates of total projected contract costs. The estimates are continually reevaluated and revised, when necessary, throughout the life of a contract. Any adjustments to revenue and profit resulting from changes in estimates are accounted for in the period of the change in estimate. When estimates indicate that a loss will be incurred on a contract upon completion, a provision for the expected loss is recorded in the period in which the loss becomes evident.

Revenue from time and materials service contracts and outsourcing contracts is recognized as the services are provided using either an objective measure of output or on a straight-line basis over the term of the contract.

Income Taxes

Income taxes Income taxes are based on income before taxes for financial reporting purposes and reflect a current tax liability for the estimated taxes payable in the current-year tax return and changes in deferred taxes. Deferred tax assets or liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax laws and rates. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the asset will not be realized. The company has elected the policy of not providing for intra-period tax allocations between pretax earnings and other comprehensive income in instances where there is no net tax provision. This determination is made for each tax jurisdiction.

The company recognizes penalties and interest accrued related to income tax liabilities in provision for income taxes in its consolidated statements of income.

Marketable Software

Marketable software The cost of development of computer software to be sold or leased, incurred subsequent to establishment of technological feasibility, is capitalized and amortized to cost of sales over the estimated revenue-producing lives of the products, but not in excess of three years following product release. The company performs quarterly reviews to ensure that unamortized costs remain recoverable from future revenue.

Internal-use Software

Internal-use software The company capitalizes certain internal and external costs incurred to acquire or create internal-use software, principally related to software coding, designing system interfaces, and installation and testing of the software. These costs are amortized in accordance with the fixed asset policy described above.

Outsourcing Assets

Outsourcing assets Costs on outsourcing contracts are generally expensed as incurred. However, certain costs incurred upon initiation of an outsourcing contract (principally initial customer setup) are deferred and expensed over the initial contract life. Fixed assets and software used in connection with outsourcing contracts are capitalized and depreciated over the shorter of the initial contract life or in accordance with the fixed asset policy described above.

Recoverability of outsourcing assets is subject to various business risks. The company quarterly compares the carrying value of the outsourcing assets with the undiscounted future cash flows expected to be generated by the outsourcing assets to determine if there is impairment. If impaired, the outsourcing assets are reduced to an estimated fair value on a discounted cash flow basis. The company prepares its cash flow estimates based on assumptions that it believes to be reasonable but are also inherently uncertain. Actual future cash flows could differ from these estimates.

Translation Of Foreign Currency

Translation of foreign currency The local currency is the functional currency for most of the company’s international subsidiaries, and as such, assets and liabilities are translated into U.S. dollars at year-end exchange rates. Income and expense items are translated at average exchange rates during the year. Translation adjustments resulting from changes in exchange rates are reported in other comprehensive income (loss). Exchange gains and losses on intercompany balances are reported in other income (expense), net.

For those international subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency, and as such, nonmonetary assets and liabilities are translated at historical exchange rates, and monetary assets and liabilities are translated at current exchange rates. Exchange gains and losses arising from translation are included in other income (expense), net.

Stock-Based Compensation Plans

Stock-based compensation plans Stock-based compensation represents the cost related to stock-based awards granted to employees and directors. The company recognizes compensation expense for the fair value of stock options, which have graded vesting, on a straight-line basis over the requisite service period. The company estimates the fair value of stock options using a Black-Scholes valuation model. The expense is recorded in selling, general and administrative expenses.

Retirement Benefits

Retirement benefits Accounting rules covering defined benefit pension plans and other postretirement benefits require that amounts recognized in financial statements be determined on an actuarial basis. A significant element in determining the company’s retirement benefits expense or income is the expected long-term rate of return on plan assets. This expected return is an assumption as to the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the projected pension benefit obligation. The company applies this assumed long-term rate of return to a calculated value of plan assets, which recognizes changes in the fair value of plan assets in a systematic manner over four years. This produces the expected return on plan assets that is included in retirement benefits expense or income. The difference between this expected return and the actual return on plan assets is deferred. The net deferral of past asset losses or gains affects the calculated value of plan assets and, ultimately, future retirement benefits expense or income.

At December 31 of each year, the company determines the fair value of its retirement benefits plan assets as well as the discount rate to be used to calculate the present value of plan liabilities. The discount rate is an estimate of the interest rate at which the retirement benefits could be effectively settled. In estimating the discount rate, the company looks to rates of return on high-quality, fixed-income investments currently available and expected to be available during the period to maturity of the retirement benefits. The company uses a portfolio of fixed-income securities, which receive at least the second-highest rating given by a recognized ratings agency.

Fair Value Measurements

Fair value measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value measurements for assets and liabilities required to be recorded at fair value, the company assumes that the transaction is an orderly transaction that assumes exposure to the market for a period before the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction (for example, a forced liquidation or distress sale). The fair value hierarchy has three levels of inputs that may be used to measure fair value: Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the company can access at the measurement date; Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and Level 3 – Unobservable inputs for the asset or liability. The company has applied fair value measurements to its long-term debt (see note 8), derivatives (see note 11) and to its postretirement plan assets (see note 16).

Noncontrolling interest

Noncontrolling interest The company owns a fifty-one percent interest in Intelligent Processing Solutions Ltd. (iPSL), a U.K. business processing outsourcing joint venture. The remaining interests, which is reflected as a noncontrolling interest in the company’s financial statements, are owned by three financial institutions for which iPSL performs services.